RIGHT-OF-USE ASSETS (Tables)	9 Months Ended
Jun. 30, 2026
Schedule of Right of use assets and lease liabilities

The following tables reconcile right-of-use assets and lease liabilities for the periods ended June 30, 2026:

	Three months ended June	Nine months ended June
Right-of-use asset continuity	30, 2026	30, 2026
	$	$

Opening carrying amount	—	—
Additions	5,820,618	7,595,884
Depreciation	(5,820,618)	(7,595,884)
Closing carrying amount	—	—

	Three months	Nine months
Lease liability continuity	ended June 30, 2026	ended June 30, 2026
	$	$

Opening lease liability	—	—
New lease liabilities	5,820,618	7,595,884
Interest expense	95,816	114,084
Cash payments	—	(1,793,534)
Settlement using digital currency	(5,916,434)	(5,916,434)
Closing lease liability	—	—